Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Accounts receivable, gross	883,209	1,125,479
Allowance for doubtful receivables	(2,582)	(1,945)

Accounts receivable, net	880,627	1,123,534

The carrying amount of the accounts receivable approximates the fair value. ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, and age of the accounts receivables balances, and current economic conditions that may affect a customer’s ability to pay.

Movements of the allowance for doubtful receivables are as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(1,945)	(3,239)
Utilization of the provision	212	38
(Addition) / release for the year[1]	(849)	1,256

Allowance for doubtful receivables	(2,582)	(1,945)

1	(Addition) / release for the year is recorded in cost of sales.